Significant related party transactions and balances - Due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024
Significant related party transactions and balances
Amount due to related parties	$ 48,031	$ 9,980		$ 26,875
Unrealized fair value loss	(1,302)	(18,007)	$ (9,317)
Payables in fiat currency	5,138	1,735		5,004
Total	$ 42,893	8,245		21,871
Maximum percentage of other crypto asset	1.00%
USDS
Significant related party transactions and balances
Currency equivalent for each unit of the crypto token	$ 1
US$
Significant related party transactions and balances
Payables in fiat currency	5,096	1,728		3,508
SGD
Significant related party transactions and balances
Payables in fiat currency		7		1,496
Others
Significant related party transactions and balances
Payables in fiat currency	42
BTC
Significant related party transactions and balances
Total	(47,475)	5,262		12,543
ETH
Significant related party transactions and balances
Total	(289)	531		4,627
USDS
Significant related party transactions and balances
Total	57,881			23
USDC
Significant related party transactions and balances
Total	13,351	2,354		4,678
USDT
Significant related party transactions and balances
Total	19,031	98
Others
Significant related party transactions and balances
Total	394
Amber Global Limited
Significant related party transactions and balances
Trade payables				21,848
Non-trade payables				4,946
Amber Technologies Limited
Significant related party transactions and balances
Trade payables				23
Lead Accelerating Limited
Significant related party transactions and balances
Trade payables	3,260	1,723
Non-trade payables	52
WhaleFin Technologies Limited
Significant related party transactions and balances
Trade payables		8,245
AG Global Technology Limited Inc.
Significant related party transactions and balances
Trade payables	127
Non-trade payables	25
Loans payable	550
Proton Stable Master Ltd
Significant related party transactions and balances
Trade payables	39,506
Amber AI Limited
Significant related party transactions and balances
Non-trade payables	3,158	5		11
Amber Technologies North America Ltd
Significant related party transactions and balances
Non-trade payables	460	$ 7
Amber AI Services Limited
Significant related party transactions and balances
Non-trade payables	749
Amber AM Limited
Significant related party transactions and balances
Non-trade payables	2
RigSec Technology Limited
Significant related party transactions and balances
Non-trade payables	30
Amber ALIR Holding Limited
Significant related party transactions and balances
Trade payables	52
Non-trade payables	2
Amber Services NA, LLC
Significant related party transactions and balances
Non-trade payables	$ 58
Amber Technologies Service Pte. Ltd.
Significant related party transactions and balances
Non-trade payables				2
Amber Technologies Global Pte. Ltd
Significant related party transactions and balances
Non-trade payables				$ 45